Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 1,673,137	$ 1,613,588
Investment securities	6,872,767	6,190,062
Receivables, less allowance for doubtful accounts of $51,470 in 2010 and $50,832 in 2009:	959,018	823,620
Securities lending invested collateral	49,636	119,586
Other current assets	583,141	505,960
Total current assets	10,137,699	9,252,816
Property and equipment, net	815,337	679,142
Long-term investment securities	1,499,672	1,307,088
Goodwill	2,567,809	1,992,924
Other long-term assets	1,082,736	921,524
Total assets	16,103,253	14,153,494
Current liabilities:
Benefits payable	3,469,306	3,222,574
Trade accounts payable and accrued expenses	1,624,832	1,307,710
Book overdraft	409,385	374,464
Securities lending payable	55,693	126,427
Unearned revenues	185,410	228,817
Total current liabilities	5,744,626	5,259,992
Long-term debt	1,668,849	1,678,166
Future policy benefits payable	1,492,855	1,193,047
Other long-term liabilities	272,867	246,286
Total liabilities	9,179,197	8,377,491
Commitments and contingencies
Stockholders' equity:
Preferred stock, $1 par; 10,000,000 shares authorized; none issued	0	0
Common stock, $0.16 2/3 par; 300,000,000 shares authorized; 190,244,741 shares issued in 2010 and 189,801,119 shares issued in 2009	31,707	31,634
Capital in excess of par value	1,737,207	1,658,521
Retained earnings	5,529,001	4,429,611
Accumulated other comprehensive income	120,584	42,135
Treasury stock, at cost, 21,795,051 shares in 2010 and 19,621,069 shares in 2009	(494,443)	(385,898)
Total stockholders' equity	6,924,056	5,776,003
Total liabilities and stockholders' equity	$ 16,103,253	$ 14,153,494